MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED (Tables)	12 Months Ended
Dec. 31, 2017
Mergers Acquisitions Disposals Disclosure Tables [Abstract]
MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED (Tables)

Loss on disposal of Serbian Operations
(EUR in millions)

Total cash consideration	125
Less: Costs to sell	(4)
121
Less: Subsidiaries' book value	(182)
Cumulative exchange loss in respect of the net assets of Serbian Operations reclassified from equity to profit or loss	(177)
Loss on disposal	(238)

The loss on disposal is included in the line of income statement "Loss from discontinued operations".

Gain on disposal of Bulgarian Operations
(EUR in millions)

Total cash consideration	610
Less: Costs to sell	(11)
599
Less: Subsidiary's book value	(586)
Cumulative exchange loss in respect of the net assets of Bulgarian Operations reclassified from equity to profit or loss	2
Cumulative gain on available-for-sale financial assets of Bulgarian Operations reclassified from equity to profit or loss	22
Cumulative loss of pension liability of Bulgarian Operations reclassified from equity to profit or loss	(1)
Gain on disposal	36

The gain on disposal is included in the line of income statement "Loss from discontinued operations".

Gain on disposal of Astir Palace Vouliagmenis S.A. and Astir Marina Vouliagmenis S.A.
(EUR in millions)

Total cash consideration	299
Less: Costs to sell	(8)
Carrying value of non controlling interest	97
388
Less: Subsidiaries book value (which includes EUR 15 million of goodwill)	(185)
Gain on disposal	203

The gain on disposal is included in the line of Income Statement "Other non-interest income"

Gain on disposal of NBGI Private Equity Funds
(EUR in millions)

Total cash consideration	288
Less: Costs to sell	(14)
Carrying value of non controlling interest	(1)
273
Less: Subsidiary's net book value	(269)
Cumulative exchange gain in respect of the net assets of NBGI PE Funds reclassified from equity to profit or loss	35
Gain on disposal	39

The gain on disposal is included in the line of Income Statement "Other non-interest income"

Loss on disposal of Finansbank
(EUR in millions)

Total cash consideration	2.750
Less: Costs to sell	(26)
Carrying value of non controlling interest	10
2.734
Less: Subsidiary's book value	232
Cumulative exchange loss in respect of the net assets of Finansbank reclassified from equity to profit or loss	(3.168)
Cumulative gain on available-for-sale financial assets of Finansbank reclassified from equity to profit or loss	115
Cumulative loss of pension liability of Finansbank reclassified from equity to profit or loss	(18)
Loss on disposal	(105)

The loss on disposal is included in the line of income statement "Loss from discontinued operations".

The schedule below presents the effect of changes in NBG Group's ownership in its subsidiaries on NBG Group's equity at December 31, comprised:

	2015	2016	2017

	(EUR in milions)
Net loss attributable to NBG shareholders	(8.464)	(300)	(230)
Transfers (to) / from the non-controlling interest
Increase / (decrease) in NBG’s paid-in-capital due to minor changes in participations in other subsidiaries	4	-	(10)
Net transfers (to) / from non-controlling interest	4	-	(10)
Net loss attributable to NBG shareholders following transfers (to) / from non-controlling interest	(8.460)	(300)	(240)